Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 26	¥ 3